Accounting Pronouncements Narrative (Details) - Accounting Standards Update 2014-09 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in other assets	$ 2,500,000
Increase in investments in equity accounted joint ventures	200,000
Equity, period increase (decrease)	2,700,000
Cumulative effect of new accounting principle in period of adoption		$ 2,700,000
Increase (decrease) in accounts receivable	$ 2,000,000
Accounts Receivable [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ 0